Commitments And Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Commitments And Contingent Liabilities [Abstract]
Schedule Of Future Minimum Rental Commitments
Aggregate minimum rental commitments under non-cancelable leases at December 31, 2013, are as follows:

Year ended December 31,	Facilities	Motor vehicles	Total

2014	$4,654	$1,118	$5,772
2015	3,130	899	4,029
2016	2,754	609	3,363
2017	2,617	58	2,675
2018 and thereafter	631	-	631

	$13,786	$2,684	$16,470